INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Carry-forwards losses and credits	$ 19,205	$ 16,069
Capital losses carry-forwards	90	47
Research and development expenses	1,932	1,351
Deferred revenues	8,043	7,466
Share-based compensation	8,841	5,922
Operating lease liability	1,400
Accruals and other	1,783	1,524
Deferred tax assets before valuation allowance	41,294	32,379
Less: Valuation allowance	1,299	1,647
Net deferred tax assets	39,995	30,732
Deferred tax liabilities:
Intangible assets	1,950	1,997
Convertible senior notes	10,786
Deferred commission	6,463	4,770
Operating lease ROU asset	1,308
Property and equipment and other	471	662
Deferred tax liabilities	$ 20,978	$ 7,429